Group assets and liabilities	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Group assets and liabilities	C1 Group assets and liabilitiesC1.1 Group investments by business type
The analysis below is structured to show the investments of the Group's subsidiaries by reference to the differing degrees of policyholder and shareholder economic interest of the different types of business.
Debt securities are analysed below according to the issuing government for sovereign debt and to credit ratings for the rest of the securities. The Group uses the middle of the Standard & Poor’s, Moody’s and Fitch ratings, where available. Where ratings are not available from these rating agencies, local external rating agencies’ ratings and, lastly, internal ratings have been used. Securities with none of the ratings listed above are classified as unrated and included under the ‘below BBB- and unrated’ category. The total securities (excluding sovereign debt) that were unrated at 31 December 2025 were $973 million (31 December 2024:
$900 million). Additionally, government debt is shown separately from the rating breakdowns in order to provide a more focused view of the credit portfolio.
In the table below, AAA is the highest possible rating. Investment grade financial assets are classified within the range of AAA to
BBB- ratings. Financial assets that fall outside this range are classified as below BBB-.
The following table classifies assets into those that primarily back the Group’s participating funds that are measured under the variable fee approach, those backing unit-linked funds, other investments held within the insurance entities, Eastspring’s investments and those that are unallocated to a segment (principally centrally held investments).
In terms of the investments held by the insurance businesses, those within funds with policyholder participation and those within unit-linked funds represent underlying items. The gains or losses on these investments will be offset by movements in policyholder liabilities and therefore adjusted operating profit reflects the actual investment return on these assets. The exception is for investments backing the shareholders’ 10 per cent share of the estate within the Hong Kong with-profits fund. Changes in the value of these investments, including those driven by market movements, pass through the income statement with no liability offset. Consequently, adjusted operating profit recognises investment return on a longer-term basis for these assets.
In terms of other assets held within the insurance entities, these largely comprise assets backing IFRS shareholders’ equity or are non-underlying items backing GMM liabilities and therefore the returns on these other investments are recognised in adjusted operating profit at a longer-term rate.

	31 Dec 2025 $m
	Asia and Africa					Unallocated to a segment	Group total
	Insurance
	Funds with policyholder participation	Unit-linked funds	Other	Eastspring	Total
	note (i)
Debt securities
Sovereign debt
Indonesia	536	475	826	–	1,837	–	1,837
Singapore	2,339	774	1,210	–	4,323	–	4,323
Thailand	–	3	3,725	–	3,728	–	3,728
United States	16,538	55	281	–	16,874	–	16,874
Vietnam	2,625	16	137	–	2,778	–	2,778
Other (predominantly Asia)	4,737	663	2,060	–	7,460	–	7,460
Subtotal	26,775	1,986	8,239	–	37,000	–	37,000
Other government bonds
AAA	1,508	137	112	–	1,757	–	1,757
AA+ to AA-	133	31	27	–	191	–	191
A+ to A-	830	77	367	–	1,274	–	1,274
BBB+ to BBB-	230	40	74	–	344	–	344
Below BBB- and unrated	317	44	40	–	401	–	401
Subtotal	3,018	329	620	–	3,967	–	3,967
Corporate bonds
AAA	1,538	142	376	–	2,056	–	2,056
AA+ to AA-	6,263	643	947	–	7,853	–	7,853
A+ to A-	20,892	631	1,718	–	23,241	1	23,242
BBB+ to BBB-	13,149	822	1,565	–	15,536	1	15,537
Below BBB- and unrated	1,375	232	247	–	1,854	–	1,854
Subtotal	43,217	2,470	4,853	–	50,540	2	50,542
Asset-backed securities
AAA	190	3	85	–	278	–	278
AA+ to AA-	10	–	3	–	13	–	13
A+ to A-	119	–	16	–	135	–	135
BBB+ to BBB-	22	–	2	–	24	–	24
Below BBB- and unrated	21	1	70	–	92	–	92
Subtotal	362	4	176	–	542	–	542
Total debt securities notes (ii)(iii)	73,372	4,789	13,888	–	92,049	2	92,051
Loans
Mortgage loans	46	–	161	–	207	–	207
Other loans	344	–	–	–	344	–	344
Total loans	390	–	161	–	551	–	551
Equity securities and holdings in collective investment schemes
Direct equities note (ii)	22,874	14,734	285	91	37,984	25	38,009
Collective investment schemes	39,196	11,053	1,286	14	51,549	–	51,549
Total equity securities and holdings in collective investment schemes	62,070	25,787	1,571	105	89,533	25	89,558
Derivative assets	326	20	267	–	613	8	621
Deposits	2,464	201	2,394	79	5,138	1,108	6,246
Total financial investments	138,622	30,797	18,281	184	187,884	1,143	189,027
Investment properties	–	–	3	–	3	–	3
Cash and cash equivalents	1,707	554	1,403	191	3,855	3,851	7,706
Total investments	140,329	31,351	19,687	375	191,742	4,994	196,736

	31 Dec 2024 $m
	Asia and Africa					Unallocated to a segment
	Insurance
	Funds with policyholder participation	Unit-linked funds	Other	Eastspring	Total		Group total
	note (i)
Debt securities
Sovereign debt
Indonesia	453	573	642	–	1,668	–	1,668
Singapore	2,265	738	932	–	3,935	–	3,935
Thailand	3	3	2,580	–	2,586	–	2,586
United States	14,851	71	433	–	15,355	–	15,355
Vietnam	2,885	17	139	–	3,041	–	3,041
Other (predominantly Asia)	4,192	685	1,589	2	6,468	–	6,468
Subtotal	24,649	2,087	6,315	2	33,053	–	33,053
Other government bonds
AAA	1,617	119	112	–	1,848	–	1,848
AA+ to AA-	124	16	23	–	163	–	163
A+ to A-	643	82	268	–	993	–	993
BBB+ to BBB-	189	45	80	–	314	–	314
Below BBB- and unrated	354	6	48	–	408	–	408
Subtotal	2,927	268	531	–	3,726	–	3,726
Corporate bonds
AAA	1,400	158	280	–	1,838	–	1,838
AA+ to AA-	3,567	486	851	–	4,904	–	4,904
A+ to A-	13,451	491	1,629	–	15,571	1	15,572
BBB+ to BBB-	9,753	661	1,784	–	12,198	1	12,199
Below BBB- and unrated	1,477	477	342	–	2,296	–	2,296
Subtotal	29,648	2,273	4,886	–	36,807	2	36,809
Asset-backed securities
AAA	129	3	34	–	166	–	166
AA+ to AA-	4	–	1	–	5	–	5
A+ to A-	28	–	3	–	31	–	31
BBB+ to BBB-	2	–	1	–	3	–	3
Below BBB- and unrated	2	1	8	–	11	–	11
Subtotal	165	4	47	–	216	–	216
Total debt securities notes (ii)(iii)	57,389	4,632	11,779	2	73,802	2	73,804
Loans
Mortgage loans	51	–	102	–	153	–	153
Other loans	364	–	–	–	364	–	364
Total loans	415	–	102	–	517	–	517
Equity securities and holdings in collective investment schemes
Direct equities note (ii)	19,487	13,465	254	95	33,301	–	33,301
Collective investment schemes	37,652	8,338	1,698	13	47,701	–	47,701
Total equity securities and holdings in collective investment schemes	57,139	21,803	1,952	108	81,002	–	81,002
Derivative assets	119	6	129	–	254	141	395
Deposits	2,121	254	1,989	93	4,457	1,009	5,466
Total financial investments	117,183	26,695	15,951	203	160,032	1,152	161,184
Investment properties	–	–	3	–	3	–	3
Cash and cash equivalents	1,396	564	1,225	142	3,327	2,445	5,772
Total investments	118,579	27,259	17,179	345	163,362	3,597	166,959
Notes
(i)Funds with policyholder participation represent investments held to support insurance products where policyholders participate in the returns of a specified pool of investments (excluding unit-linked policies) that are measured using the variable fee approach.
(ii)Of the Group’s debt securities and direct equities, the following amounts were held by the consolidated investment funds:

	31 Dec 2025 $m	31 Dec 2024 $m
Debt securities held by consolidated investment funds	12,341	10,409
Direct equities held by consolidated investment funds*	6,605	5,851
*As of 31 December 2025, the $25 million of direct equities unallocated to a segment is entirely held by a consolidated investment fund.
(iii)The credit ratings, are created using a methodology developed by Prudential using ratings from various credit ratings agencies (Composite Ratings), S&P
Global Ratings (S&P), Moody’s and Fitch Solutions and their respective affiliates and suppliers. The ratings displayed are not credit opinions nor are they a rating issued by a rating agency, including S&P. To the extent that a credit rating is calculated using an S&P rating, such rating was used under a license from
S&P and S&P reserves all rights with respect to such rating.
C1.2 Other assets and liabilities
(a)Accrued investment income and other debtors

	31 Dec 2025 $m	31 Dec 2024 $m
Total accrued investment income, primarily interest receivable	1,071	902
Other debtors	817	1,310
Total accrued investment income and other debtors	1,888	2,212
Analysed as:
Expected to be settled within one year	1,831	2,162
Expected to be settled beyond one year	57	50
Total accrued investment income and other debtors	1,888	2,212
(b)Accruals, deferred income and other creditors
Accruals, deferred income and other creditors are analysed as follows (detailed maturity analysis is provided in note C2.3):

	31 Dec 2025 $m	31 Dec 2024 $m
Accruals and deferred income	329	238
Interest payable	37	35
Other creditors	2,365	2,575
Total accruals, deferred income and other creditors	2,731	2,848
C1.3 Cash and cash equivalents
Cash and cash equivalents consist of cash at bank and in hand, deposits held at call with banks, treasury bills and other short-
term highly liquid investments with less than 90 days maturity from the date of acquisition and are analysed as follows:

	31 Dec 2025 $m	31 Dec 2024 $m
Cash	2,164	1,923
Cash equivalents	5,542	3,849
Total cash and cash equivalents	7,706	5,772
Analysed as:
Held by the Group’s holding and non-regulated entities and available for general use	3,851	2,445
Other funds not available for general use by the Group, including funds held for the benefit of policyholders	3,855	3,327
Total cash and cash equivalents	7,706	5,772
C1.4 Provisions
An analysis of movement in total provisions held is shown below:

	2025 $m	2024 $m
Balance at 1 Jan	218	224
Charge (credit) to income statement:
Additional provisions	218	136
Unused amounts released	(6)	(4)
Utilisation during the year	(170)	(133)
Exchange differences	8	(5)
Balance at 31 Dec	268	218
Of the $268 million of provisions at 31 December 2025 (31 December 2024: $218 million), which excludes any amounts attributable to insurance contracts, the Group held $225 million (31 December 2024: $199 million) provisions for staff benefits, which are generally expected to be paid out within the next three years.